Deposits - Schedule of Deposits (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Financial service:
Total Deposits	¥ 2,952,495	¥ 2,385,939
Payment
Payment:
PayPay Users' deposits	451,263	391,595
Subtotal	451,263	391,595
Financial Service
Financial service:
Demand deposits	2,090,486	1,688,643
Time deposits	178,594	152,393
Deposits from customers in the securities intermediary business	221,374	142,236
Other deposits	10,778	11,072
Subtotal	¥ 2,501,232	¥ 1,994,344